Amount Due to Related Parties	12 Months Ended
Mar. 31, 2025
Amount Due to Related Parties [Abstract]
AMOUNT DUE TO RELATED PARTIES
16	AMOUNT DUE TO RELATED PARTIES

Amount due to related parties represents unsecured advances, which are non-interest bearing and repayable within the next twelve (12) months.

Information of financial risks of the amounts due to a shareholder were disclosed in Note 29 to the financial statements.